QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
QUARTERLY FINANCIAL DATA (UNAUDITED)
Net sales	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 11,838.7	$ 6,798.5	$ 6,089.7
Cost of sales	1,644.2	1,616.4	1,608.9	1,614.0	966.5	877.9	860.8	770.4	6,483.5	3,475.6	3,013.8
Selling, general and administrative expenses	971.1	977.7	981.7	989.7	651.6	595.3	609.6	581.6	3,920.2	2,438.1	2,261.6
Special (gains) and charges	34.7	28.0	41.6	41.4	63.0	23.3	30.1	14.6	145.7	131.0	7.5
Operating Income	395.8	401.2	326.5	165.8	164.2	239.6	198.3	151.7	1,289.3	753.8	806.8
Interest expense, net (including special charges of $19.3 in 2012 and $1.5 in 2011)	62.5	64.2	63.9	86.1	34.4	13.2	13.1	13.5	276.7	74.2	59.1
Income before income taxes	333.3	337.0	262.6	79.7	129.8	226.4	185.2	138.2	1,012.6	679.6	747.7
Provision for income taxes	98.8	97.7	79.2	35.6	41.0	71.9	59.0	44.4	311.3	216.3	216.6
Net income	234.5	239.3	183.4	44.1	88.8	154.5	126.2	93.8	701.3	463.3	531.1
Less: Net income attributable to noncontrolling interest	3.1	1.3	(1.1)	(5.6)	0.1	0.2	0.3	0.2	(2.3)	0.8	0.8
Net income attributable to Ecolab	231.4	238.0	184.5	49.7	88.7	154.3	125.9	93.6	703.6	462.5	530.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.79	$ 0.81	$ 0.63	$ 0.17	$ 0.35	$ 0.67	$ 0.54	$ 0.40	$ 2.41	$ 1.95	$ 2.27
Diluted (in dollars per share)	$ 0.77	$ 0.80	$ 0.62	$ 0.17	$ 0.34	$ 0.65	$ 0.53	$ 0.40	$ 2.35	$ 1.91	$ 2.23
Weighted-average common shares outstanding
Basic (in shares)	293.8	292.7	291.9	291.5	252.2	231.9	231.6	232.0	292.5	236.9	233.4
Diluted (in shares)	299.9	298.6	298.2	297.9	257.5	236.1	236.1	235.9	298.9	242.1	237.6
Net sales, special charges					29.6					29.6
Cost of sales, special charges	11.6	3.2	3.1	76.0	3.6	4.5		0.8	93.9	8.9
Interest expense, special charges	1.1			18.2	1.5				19.3	1.5
Net income (loss) attributable to noncontrolling interest, special charges				$ 4.5					$ 4.5